SUPPLEMENT DATED APRIL 4, 2005
                              TO THE PROSPECTUS OF

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                     USALLIANZ ALTERITY(R) VARIABLE ANNUITY
                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
                    USALLIANZ CHARTER(R) II VARIABLE ANNUITY
      DATED APRIL 30, 2004 AS SUPPLEMENTED JUNE 18, 2004 AND JULY 27, 2004

                     USALLIANZ HIGH FIVE(R) VARIABLE ANNUITY
                          USALLIANZ HIGH FIVE(R) BONUS
              VARIABLE ANNUITY DATED APRIL 30, 2004 AS SUPPLEMENTED
                  MAY 14, 2004, JUNE 18, 2004 AND JULY 27, 2004

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


1) Effective April 4, 2005, USAllianz Advisers, LLC has entered into an agreement with Salomon Brothers Asset Management, Inc. (Salomon Brothers) pursuant to which Salomon Brothers has been retained as the subadviser of the USAZ AIM Blue Chip Fund, which will now be known as the USAZ Salomon Brothers Large Cap Growth Fund.

2) Effective April 4, 2005, USAllianz Advisers, LLC has entered into an agreement with Legg Mason Funds Management, Inc. (Legg Mason) pursuant to which Legg Mason has been retained as the subadviser of the USAZ AIM Dent Demographic Trends Fund, which will now be known as the USAZ Legg Mason Growth Fund.

3) Effective April 4, 2005, USAllianz Advisers, LLC has entered into an agreement with Franklin Advisory Services, LLC (Franklin) pursuant to which Franklin has been retained as the subadviser of the USAZ PIMCO NFJ Small Cap Value Fund, which will now be known as the USAZ Franklin Small Cap Value Fund.


                                                                   PRO-001-0405